SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer Relationships [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	12 years	12 years
Customer Relationships [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	5 years	5 years
Supplier Relationships [Member]
Amortization, Estimated Useful Lives	11 years 6 months	11 years 6 months
Proprietary Technology [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	6 years 6 months	6 years 6 months
Proprietary Technology [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	3 years	3 years
Proprietary Designs [Member]
Amortization, Estimated Useful Lives	3 years	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	3 years
Noncompete Agreements [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	6 years	6 years
Noncompete Agreements [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	1 year	1 year
License Agreement Terms [Member]
Amortization, Estimated Useful Lives	2 years
Order Or Production Backlog [Member]
Amortization, Estimated Useful Lives	1 month	1 month 6 days